Non-current assets held for sale (Notes)	12 Months Ended
Dec. 31, 2021
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]	Non-current assets held for sale
The carrying amount of assets classified as held for sale at 31 December 2021 is $1,652 million (2020 $1,326 million), with associated liabilities of $359 million (2020 $46 million).
oil productions & operations
As announced in August 2021, bp and PetroChina have agreed to establish Basra Energy Company, an incorporated joint venture, intended to own and manage the companies’ interests in the Rumaila field in Iraq. Subject to regulatory and other approvals, the transaction is expected to complete during the first half of 2022. Assets of $1,009 million and associated liabilities of $333 million have been classified as held for sale in the group balance sheet at 31 December 2021.
On 21 December 2021, Aker BP, an associate of bp, announced the proposed acquisition of Lundin Energy for consideration in cash and new Aker BP shares. Subject to regulatory and other approvals, the transaction is expected to complete mid-year 2022. bp currently holds a 27.9% interest in Aker BP. Following the transaction this is expected to become a 15.9% interest in the combined company. $595 million of bp’s investment in AkerBP has therefore been classified as held for sale in the group’s balance sheet.
No transactions have been classified as held for sale during 2021 which were completed by 31 December 2021.
gas & low carbon energy
The assets held for sale balance at 31 December 2020 consists primarily of a 20% participating interest from bp’s 60% participating interest in Block 61 in Oman. As announced on 1 February 2021, bp agreed to sell this interest to PTT Exploration and Production Public Company Limited of Thailand. The sale was approved by Royal Decree on 28 March 2021 and $2.4 billion was received in March 2021.
The total assets and liabilities held for sale at 31 December 2021 and 2020, which are all in gas & low carbon energy and oil productions & operations, are set out in the table below.

		$ million
	2021	2020
Property, plant and equipment	35	1,099
Goodwill	137	199
Investments in associates	632	—
Inventories	152	—
Trade and other receivables	696	28
Assets classified as held for sale	1,652	1,326
Trade and other payables	(238)	(36)
Lease liabilities	(74)	—
Provisions	(47)	(10)
Liabilities directly associated with assets classified as held for sale	(359)	(46)